Liquidity Risk - Summary of Sources of Wholesale Funding by Maturity (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	£ 17,221	£ 12,708
Subordinated liabilities	3,601	3,793
Wholesale fund amount	72,800	62,900
Of which: - secured	35,200	28,200
Of which: - unsecured	37,600	34,700
Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	8,600
Senior unsecured - privately placed	100
Subordinated liabilities and equity (incl. AT1)	2,800
Wholesale fund amount	11,500
Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	1,000
Certificates of deposit and commercial paper	6,400
Senior unsecured - public benchmark	12,600
Senior unsecured - privately placed	3,900
Covered bonds	16,600
Securitisation and structured issuance	5,900
Term Funding Scheme	10,800
Subordinated liabilities	2,200
Wholesale fund amount	59,400
Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	1,900
Not Later Than One Month [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	3,100	4,800
Of which: - secured	800	900
Of which: - unsecured	2,300	3,900
Not Later Than One Month [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	1,500
Senior unsecured - public benchmark	800
Securitisation and structured issuance	800
Wholesale fund amount	3,100
Greater Than 1 and Less Than 3 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	6,800	3,900
Of which: - secured	700
Of which: - unsecured	6,100	3,900
Greater Than 1 and Less Than 3 Months [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	1,000
Certificates of deposit and commercial paper	3,600
Senior unsecured - public benchmark	1,500
Securitisation and structured issuance	600
Wholesale fund amount	6,700
Greater Than 1 and Less Than 3 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
Greater Than 3 and Less Than 6 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	3,000	3,300
Of which: - secured	700	1,400
Of which: - unsecured	2,300	1,900
Greater Than 3 and Less Than 6 Months [member] | Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Subordinated liabilities and equity (incl. AT1)	200
Wholesale fund amount	200
Greater Than 3 and Less Than 6 Months [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	1,100
Senior unsecured - privately placed	1,000
Securitisation and structured issuance	600
Wholesale fund amount	2,700
Greater Than 3 and Less Than 6 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
Greater Than 6 and Less Than 9 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	2,700	1,400
Of which: - secured	1,700
Of which: - unsecured	1,000	1,400
Greater Than 6 and Less Than 9 Months [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	100
Senior unsecured - public benchmark	600
Senior unsecured - privately placed	300
Covered bonds	1,400
Securitisation and structured issuance	200
Wholesale fund amount	2,600
Greater Than 6 and Less Than 9 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
Greater Than 9 and Less Than 12 Months [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	900	1,500
Of which: - secured	500	1,300
Of which: - unsecured	400	200
Greater Than 9 and Less Than 12 Months [member] | Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Subordinated liabilities and equity (incl. AT1)	300
Wholesale fund amount	300
Greater Than 9 and Less Than 12 Months [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Certificates of deposit and commercial paper	100
Securitisation and structured issuance	400
Wholesale fund amount	500
Greater Than 9 and Less Than 12 Months [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	100
Not Later Than 1 Year [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	16,500	14,900
Of which: - secured	4,400	3,600
Of which: - unsecured	12,100	11,300
Not Later Than 1 Year [member] | Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Subordinated liabilities and equity (incl. AT1)	500
Wholesale fund amount	500
Not Later Than 1 Year [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Deposits by banks	1,000
Certificates of deposit and commercial paper	6,400
Senior unsecured - public benchmark	2,900
Senior unsecured - privately placed	1,300
Covered bonds	1,400
Securitisation and structured issuance	2,600
Wholesale fund amount	15,600
Not Later Than 1 Year [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	400
Later Than 1 Year and Not Later Than 2 Years [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	15,900	7,900
Of which: - secured	8,500	2,900
Of which: - unsecured	7,400	5,000
Later Than 1 Year and Not Later Than 2 Years [member] | Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	800
Wholesale fund amount	800
Later Than 1 Year and Not Later Than 2 Years [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	4,800
Senior unsecured - privately placed	1,800
Covered bonds	2,800
Securitisation and structured issuance	800
Term Funding Scheme	4,500
Wholesale fund amount	14,700
Later Than 1 Year and Not Later Than 2 Years [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	400
Later Than 2 Year and Not Later Than 5 Years [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	30,100	28,900
Of which: - secured	18,300	18,300
Of which: - unsecured	11,800	10,600
Later Than 2 Year and Not Later Than 5 Years [member] | Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	6,200
Subordinated liabilities and equity (incl. AT1)	800
Wholesale fund amount	7,000
Later Than 2 Year and Not Later Than 5 Years [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	3,500
Senior unsecured - privately placed	400
Covered bonds	8,400
Securitisation and structured issuance	2,500
Term Funding Scheme	6,300
Subordinated liabilities	900
Wholesale fund amount	22,000
Later Than 2 Year and Not Later Than 5 Years [member] | Other Group Entities [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Securitisation and structured issuance	1,100
Later Than Five Years [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Wholesale fund amount	10,300	11,200
Of which: - secured	4,000	3,400
Of which: - unsecured	6,300	£ 7,800
Later Than Five Years [member] | Downstreamed From Santander UK Group Holdings Plc to Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	1,600
Senior unsecured - privately placed	100
Subordinated liabilities and equity (incl. AT1)	1,500
Wholesale fund amount	3,200
Later Than Five Years [member] | Other Santander UK Plc [member]
Disclosure of Maturity of Wholesale Funding [Line Items]
Senior unsecured - public benchmark	1,400
Senior unsecured - privately placed	400
Covered bonds	4,000
Subordinated liabilities	1,300
Wholesale fund amount	£ 7,100